Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Selected Financial Information by Operating Segment

Selected financial information by operating segment is as follows:

	2015	2016	2017
Revenues
- Mobile phone business	$60,194	$57,631	$44,444
- Real estate	3,474	3,327	2,362

Total net revenues	63,668	60,958	46,806

Cost of sales
- Mobile phone business	(56,802)	(47,418)	(35,971)
- Real estate	(1,022)	(1,088)	(1,072)

Total cost of revenues	(57,824)	(48,506)	(37,043)

Gross profit	$5,844	$12,452	$9,763

Revenue and cost of sales from discontinued operations is as follows:

	2015	2016	2017
Revenues from discontinued operations	$941	$891	$15

Cost of revenues from discontinued operations	(74)	(70)	—

Gross profit	$867	$821	$15

The Group’s chief operating decision maker only reviews revenues and cost of revenues for each operating segment. Operating and other income and expenses are not allocated to each segment.

	December 31,
	2016	2017
Assets
- Mobile phone business assets:	$88,567	$95,420
- Cash and cash equivalents	6,363	735
- Restricted cash	2,881	—
- Accounts receivable, net	23,480	6,672
- Accounts receivable due from a relate party	2,247	1,601
- Notes receivable, net	—	—
- Amount due from a relate party	950	1,104
- Inventories, net	4,646	212
- Prepaid expenses and other current assets	38,809	24,176
- Loan receivable	—	53,794
- Property, plant and equipment, net	5,406	4,210
- Acquired intangible assets, net	3,785	983
- Other long-term prepaid expenses	—	1,933
- Real estate assets:	$138,707	$254,047
- Cash and cash equivalents	—	—
- Accounts receivable, net	1,979	2,876
- Current receivable - real estate disposition	2,105	35,983
- Property, plant and equipment, net	43,739	45,562
- Construction in progress	69,792	84,696
- Land use rights, net	1,966	2,042
- Other non-current assets	19,126	52,149
- Non-current receivable - real estate disposition	—	30,739
- Discontinued operations assets:	$156,256	$—
- Assets held for sale	3,352	—
- Other assets held for sale	152,904	—

Total assets	$383,530	$349,467

	2015	2016	2017
Total expenditures for purchase of long-lived assets:
- Mobile phone business	5,865	1,739	1,008
- Real estate	57,177	2,099	40,410
- Discontinued operations	90,636	3,979	—

Total capital expenditure	$153,678	$7,817	$41,418

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2015	2016	2017
Revenues from the PRC	$51,536	$47,308	$34,615
Revenues from the United States	9,984	12,754	11,861
Revenues from other countries	2,148	896	330

Total revenues	$63,668	$60,958	$46,806